1. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Earnings Available to Common Shareholders
Basic earnings	$ 6,035	$ 4,783	$ 3,766
Effect of dilutive securities: Stock options	0	0	0
Diluted earnings	$ 6,035	$ 4,783	$ 3,766
Common Shares
Basic earnings per common share (in shares)	5,613,495	5,559,401	5,542,548
Effect of dilutive securities: Stock options (in shares)	9,725	3,206	1,301
Diluted earnings per common share (in shares)	5,623,220	5,562,607	5,543,849
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 1.08	$ 0.86	$ 0.68
Diluted earnings per common share (in dollars per share)	$ 1.07	$ 0.86	$ 0.68